Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity
The following table summarizes the stock option activity under the 2013 Plan and 2021 Plan (in thousands, except for per share amounts and years):

	Number of shares	Weighted- average exercise price per share	Weighted- average remaining contractual life (years)	Aggregate intrinsic value
Options outstanding as of December 31, 2023	524	$7.47	4.49	$1,383
Granted	—	—
Exercised	(104)	0.77
Forfeited and cancelled	(133)	13.21
Options outstanding as of December 31, 2024	287	$7.24	3.58	$375
Granted	—	—
Exercised	(65)	0.59
Forfeited and cancelled	(46)	9.85
Options outstanding as of December 31, 2025	176	$9.04	3.67	$149
Options vested and exercisable as of December 31, 2025	176	$9.04	3.67	$149

Schedule of Restricted Stock Units and Performance-Based Restricted Stock Units activity under the 2021 Plan
The following table summarizes the RSU and PSU activity under the 2021 Plan (in thousands, except for per share amounts):

	Number of shares	Weighted-average fair value	Aggregate intrinsic value
Unvested and outstanding balance as of December 31, 2023	2,538	$14.56	$19,264
Granted	5,979	7.52	—
Exercised	(1,748)	11.48	—
Forfeited and cancelled	(1,674)	10.01	—
Unvested and outstanding as of December 31, 2024	5,095	$8.85	$25,424
Granted	5,212	5.17	—
Vested	(2,779)	8.78	—
Forfeited and cancelled	(839)	6.94	—
Unvested and outstanding as of December 31, 2025	6,689	$6.25	$51,905